Investment in Weibo - Votes Per Share (Details) - Weibo - Vote	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2019
Class A ordinary shares
Investment in Weibo
Number of votes each share is entitled to	1	1
Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to	3	3